Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Sales revenue	¥ 15,361,146	¥ 13,999,200	¥ 14,601,151
Operating costs and expenses:
Cost of sales	(12,000,581)	(10,865,848)	(11,332,399)
Selling, general and administrative	(1,775,151)	(1,601,212)	(2,108,874)
Research and development	(751,856)	(691,429)	(656,502)
Total operating costs and expenses	(14,527,588)	(13,158,489)	(14,097,775)
Operating profit	833,558	840,711	503,376
Share of profit of investments accounted for using the equity method	247,643	164,793	126,001
Finance income and finance costs:
Interest income	41,191	32,389	28,468
Interest expense	(12,970)	(12,471)	(18,146)
Other, net	5,551	(18,436)	(4,249)
Total finance income and finance costs	33,772	1,482	6,073
Profit before income taxes	1,114,973	1,006,986	635,450
Income tax expense	13,666	(327,592)	(229,092)
Profit for the year	1,128,639	679,394	406,358
Profit for the year attributable to:
Owners of the parent	1,059,337	616,569	344,531
Non-controlling interests	69,302	62,825	61,827
Profit for the year	¥ 1,128,639	¥ 679,394	¥ 406,358
Earnings per share attributable to owners of the parent
Basic and diluted	¥ 590.79	¥ 342.10	¥ 191.16